Share Based Reserves	3 Months Ended
Mar. 31, 2021
Share Based Reserves
Share Based Reserves

13.Share Based Reserves

The share-based payment reserve records items that are recognized as stock-based compensation expense and other share-based payments until such time that the stock options are exercised, at which time the corresponding amount will be transferred to share capital. If the stock options expire unexercised, the amount remains in the share-based payment reserve account.